JPMorgan U.S. Large Cap Core Plus Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 121.6%
Common Stocks — 118.7%
Aerospace & Defense — 3.0%
Howmet Aerospace, Inc.	433	13,382
Northrop Grumman Corp. (a)	31	14,639
Raytheon Technologies Corp.	209	17,147
		45,168
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	68	10,940
Auto Components — 0.0% ^
Aptiv plc *	7	518
Banks — 4.1%
Bank of America Corp. (a)	148	4,481
Fifth Third Bancorp	247	7,882
SVB Financial Group *	24	8,075
Truist Financial Corp.	244	10,640
Wells Fargo & Co. (a)	785	31,556
		62,634
Beverages — 3.8%
Coca-Cola Co. (The) (a)	358	20,042
Constellation Brands, Inc., Class A	19	4,393
Monster Beverage Corp. *	191	16,595
PepsiCo, Inc. (a)	98	15,991
		57,021
Biotechnology — 6.2%
AbbVie, Inc. (a)	281	37,672
Biogen, Inc. *	42	11,146
BioMarin Pharmaceutical, Inc. *	66	5,573
Neurocrine Biosciences, Inc. *	70	7,395
Regeneron Pharmaceuticals, Inc. *	22	15,490
Sarepta Therapeutics, Inc. *	23	2,535
Vertex Pharmaceuticals, Inc. *	46	13,407
		93,218
Building Products — 1.1%
Trane Technologies plc	116	16,791
Capital Markets — 3.0%
Ameriprise Financial, Inc.	7	1,717
Charles Schwab Corp. (The)	281	20,239
CME Group, Inc.	32	5,624
Morgan Stanley (a)	52	4,130
Raymond James Financial, Inc.	47	4,634
S&P Global, Inc.	32	9,707
		46,051
Chemicals — 2.4%
Air Products and Chemicals, Inc.	30	6,907
DuPont de Nemours, Inc.	65	3,290

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Chemicals — continued
Eastman Chemical Co.	53	3,787
Linde plc (United Kingdom)	62	16,633
PPG Industries, Inc.	23	2,572
Sherwin-Williams Co. (The)	15	2,943
		36,132
Commercial Services & Supplies — 0.3%
Republic Services, Inc.	15	2,074
Waste Connections, Inc.	22	2,959
		5,033
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	22	7,000
Vulcan Materials Co.	15	2,388
		9,388
Consumer Finance — 0.9%
American Express Co.	100	13,537
Electric Utilities — 2.0%
Exelon Corp. (a)	393	14,735
NextEra Energy, Inc.	159	12,419
Xcel Energy, Inc.	42	2,676
		29,830
Electrical Equipment — 1.2%
Eaton Corp. plc	136	18,098
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	51	1,472
Keysight Technologies, Inc. *	56	8,833
		10,305
Energy Equipment & Services — 0.5%
Baker Hughes Co. (a)	377	7,899
Entertainment — 1.7%
Endeavor Group Holdings, Inc., Class A *	592	11,995
Netflix, Inc. *	44	10,415
Take-Two Interactive Software, Inc. *	14	1,445
Warner Music Group Corp., Class A	61	1,418
		25,273
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Homes 4 Rent, Class A	114	3,724
Prologis, Inc.	147	14,958
SBA Communications Corp.	11	3,264
Sun Communities, Inc.	81	10,909
UDR, Inc.	102	4,249
Ventas, Inc.	116	4,673
		41,777

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	35	16,636
Food Products — 1.1%
Hershey Co. (The)	41	9,044
Mondelez International, Inc., Class A (a)	144	7,917
		16,961
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	86	8,362
Boston Scientific Corp. * (a)	469	18,143
Intuitive Surgical, Inc. *	50	9,419
Zimmer Biomet Holdings, Inc.	56	5,847
		41,771
Health Care Providers & Services — 5.4%
Centene Corp. * (a)	132	10,248
CVS Health Corp. (a)	97	9,270
Humana, Inc.	15	7,521
UnitedHealth Group, Inc. (a)	108	54,511
		81,550
Hotels, Restaurants & Leisure — 4.3%
Booking Holdings, Inc. *	7	11,228
Chipotle Mexican Grill, Inc. *	10	14,356
Expedia Group, Inc. *	33	3,103
Hilton Worldwide Holdings, Inc.	41	4,984
Marriott International, Inc., Class A	28	3,873
McDonald's Corp. (a)	90	20,846
Yum! Brands, Inc.	58	6,197
		64,587
Household Products — 1.0%
Colgate-Palmolive Co.	83	5,831
Procter & Gamble Co. (The) (a)	69	8,741
		14,572
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	120	20,013
Insurance — 2.8%
Arthur J Gallagher & Co.	46	7,896
Globe Life, Inc.	76	7,533
Progressive Corp. (The)	233	27,115
		42,544
Interactive Media & Services — 4.4%
Alphabet, Inc., Class C *	103	9,943
Alphabet, Inc., Class A *	423	40,435
Meta Platforms, Inc., Class A * (a)	120	16,254
		66,632

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc. *	671	75,844
IT Services — 4.3%
Automatic Data Processing, Inc.	49	11,018
Mastercard, Inc., Class A (a)	164	46,613
WEX, Inc. *	62	7,950
		65,581
Life Sciences Tools & Services — 2.6%
Danaher Corp.	35	9,178
Thermo Fisher Scientific, Inc. (a)	61	30,747
		39,925
Machinery — 3.7%
Deere & Co. (a)	91	30,443
Dover Corp.	91	10,608
Ingersoll Rand, Inc.	285	12,337
Parker-Hannifin Corp.	10	2,250
		55,638
Media — 1.0%
Charter Communications, Inc., Class A * (a)	21	6,441
Comcast Corp., Class A (a)	214	6,265
Liberty Media Corp.-Liberty SiriusXM, Class A *	58	2,213
		14,919
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	135	3,678
Multi-Utilities — 2.0%
Ameren Corp.	232	18,718
CenterPoint Energy, Inc.	188	5,299
Dominion Energy, Inc.	51	3,529
Sempra Energy	20	2,979
		30,525
Oil, Gas & Consumable Fuels — 5.4%
ConocoPhillips (a)	195	19,968
Coterra Energy, Inc.	135	3,532
Diamondback Energy, Inc.	61	7,297
EOG Resources, Inc.	90	10,107
Exxon Mobil Corp. (a)	335	29,256
Kinder Morgan, Inc.	729	12,127
		82,287
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	30	6,471
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. (a)	343	24,345

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Pharmaceuticals — continued
Eli Lilly & Co. (a)	60	19,501
Johnson & Johnson	40	6,540
		50,386
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	96	8,887
Leidos Holdings, Inc.	140	12,222
		21,109
Road & Rail — 2.8%
Canadian National Railway Co. (Canada)	34	3,619
CSX Corp.	158	4,222
Knight-Swift Transportation Holdings, Inc.	49	2,411
Norfolk Southern Corp. (a)	72	15,096
Uber Technologies, Inc. *	404	10,694
Union Pacific Corp. (a)	33	6,443
		42,485
Semiconductors & Semiconductor Equipment — 8.6%
Advanced Micro Devices, Inc. *	256	16,252
Analog Devices, Inc. (a)	166	23,099
ASML Holding NV (Registered), NYRS (Netherlands)	6	2,484
Lam Research Corp.	54	19,970
NVIDIA Corp. (a)	95	11,564
NXP Semiconductors NV (China)	249	36,670
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	41	2,790
Teradyne, Inc.	237	17,782
		130,611
Software — 8.7%
Coupa Software, Inc. *	56	3,294
DocuSign, Inc. *	40	2,106
Intuit, Inc.	51	19,775
Microsoft Corp. (a)	427	99,433
Workday, Inc., Class A *	49	7,493
		132,101
Specialty Retail — 3.3%
Burlington Stores, Inc. *	57	6,369
Lowe's Cos., Inc.	118	22,290
O'Reilly Automotive, Inc. * (a)	30	21,038
		49,697
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc. (a)	481	66,528
Seagate Technology Holdings plc	232	12,340
		78,868
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	14	1,206

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc. *	158	21,182
Total Common Stocks (Cost $1,197,894)		1,797,392
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c)(Cost $44,166)	44,155	44,173
Total Long Positions (Cost $1,242,060)		1,841,565
Short Positions — (21.5)%
Common Stocks — (21.5)%
Aerospace & Defense — (0.9)%
Boeing Co. (The) *	(21)	(2,524)
General Dynamics Corp.	(7)	(1,509)
Hexcel Corp.	(29)	(1,504)
Huntington Ingalls Industries, Inc.	(26)	(5,773)
Lockheed Martin Corp.	(7)	(2,832)
		(14,142)
Air Freight & Logistics — (0.4)%
CH Robinson Worldwide, Inc.	(64)	(6,147)
Auto Components — (0.4)%
Autoliv, Inc. (Sweden)	(37)	(2,485)
BorgWarner, Inc.	(113)	(3,539)
		(6,024)
Banks — (0.4)%
Huntington Bancshares, Inc.	(95)	(1,248)
KeyCorp	(167)	(2,684)
Regions Financial Corp.	(80)	(1,599)
		(5,531)
Beverages — (0.1)%
Molson Coors Beverage Co., Class B	(46)	(2,216)
Biotechnology — (0.5)%
Amgen, Inc.	(6)	(1,227)
Gilead Sciences, Inc.	(22)	(1,384)
Moderna, Inc. *	(37)	(4,360)
		(6,971)
Building Products — (0.7)%
Allegion plc	(27)	(2,388)
Johnson Controls International plc	(124)	(6,101)
Masco Corp.	(31)	(1,475)
		(9,964)
Capital Markets — (0.6)%
Bank of New York Mellon Corp. (The)	(39)	(1,513)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Capital Markets — continued
Franklin Resources, Inc.	(116)	(2,497)
Goldman Sachs Group, Inc. (The)	(5)	(1,527)
Moody's Corp.	(9)	(2,145)
Northern Trust Corp.	(17)	(1,407)
		(9,089)
Chemicals — (0.5)%
Celanese Corp.	(16)	(1,438)
Dow, Inc.	(45)	(1,992)
Ecolab, Inc.	(5)	(728)
LyondellBasell Industries NV, Class A	(21)	(1,540)
Westlake Corp.	(18)	(1,555)
		(7,253)
Communications Equipment — (0.6)%
Cisco Systems, Inc.	(222)	(8,886)
Consumer Finance — (0.4)%
Capital One Financial Corp.	(69)	(6,399)
Containers & Packaging — (0.3)%
AptarGroup, Inc.	(22)	(2,054)
International Paper Co.	(82)	(2,601)
		(4,655)
Diversified Financial Services — (0.1)%
Voya Financial, Inc.	(27)	(1,612)
Diversified Telecommunication Services — (0.3)%
AT&T, Inc.	(134)	(2,059)
Lumen Technologies, Inc.	(394)	(2,863)
		(4,922)
Electric Utilities — (0.9)%
American Electric Power Co., Inc.	(41)	(3,585)
Duke Energy Corp.	(17)	(1,550)
Eversource Energy	(34)	(2,646)
FirstEnergy Corp.	(42)	(1,561)
Pinnacle West Capital Corp.	(43)	(2,748)
PPL Corp.	(62)	(1,572)
Southern Co. (The)	(10)	(706)
		(14,368)
Electrical Equipment — (0.5)%
Acuity Brands, Inc.	(9)	(1,475)
Emerson Electric Co.	(30)	(2,200)
Hubbell, Inc.	(15)	(3,382)
Sensata Technologies Holding plc	(18)	(650)
		(7,707)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Energy Equipment & Services — (0.2)%
Halliburton Co.	(80)	(1,974)
Schlumberger NV	(24)	(867)
		(2,841)
Entertainment — (0.2)%
AMC Entertainment Holdings, Inc., Class A *	(122)	(847)
ROBLOX Corp., Class A *	(53)	(1,916)
Warner Bros Discovery, Inc. *	—	—
		(2,763)
Equity Real Estate Investment Trusts (REITs) — (1.0)%
Digital Realty Trust, Inc.	(24)	(2,355)
Iron Mountain, Inc.	(55)	(2,409)
National Retail Properties, Inc.	(81)	(3,232)
Orion Office REIT, Inc.	—	—
Simon Property Group, Inc.	(53)	(4,721)
SL Green Realty Corp.	(71)	(2,875)
		(15,592)
Food & Staples Retailing — (1.0)%
Kroger Co. (The)	(249)	(10,872)
Sysco Corp.	(9)	(652)
Walgreens Boots Alliance, Inc.	(120)	(3,768)
		(15,292)
Food Products — (0.8)%
Campbell Soup Co.	(102)	(4,788)
Conagra Brands, Inc.	(79)	(2,575)
General Mills, Inc.	(14)	(1,097)
Kellogg Co.	(36)	(2,526)
Kraft Heinz Co. (The)	(23)	(747)
		(11,733)
Gas Utilities — (0.1)%
National Fuel Gas Co.	(36)	(2,211)
Health Care Equipment & Supplies — (0.2)%
Stryker Corp.	(17)	(3,409)
Health Care Providers & Services — (0.1)%
Universal Health Services, Inc., Class B	(13)	(1,134)
Household Durables — (0.3)%
KB Home	(28)	(735)
Mohawk Industries, Inc. *	(19)	(1,697)
NVR, Inc. *	—	(806)
PulteGroup, Inc.	(20)	(732)
		(3,970)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Household Products — (0.5)%
Clorox Co. (The)	(45)	(5,723)
Kimberly-Clark Corp.	(18)	(2,013)
		(7,736)
Industrial Conglomerates — (0.8)%
3M Co.	(36)	(4,023)
General Electric Co.	(132)	(8,164)
		(12,187)
Insurance — (0.5)%
Allstate Corp. (The)	(20)	(2,495)
Chubb Ltd.	(12)	(2,278)
Hartford Financial Services Group, Inc. (The)	(25)	(1,519)
Principal Financial Group, Inc.	(24)	(1,746)
		(8,038)
Internet & Direct Marketing Retail — (0.2)%
eBay, Inc.	(79)	(2,918)
IT Services — (0.9)%
Cognizant Technology Solutions Corp., Class A	(27)	(1,583)
Global Payments, Inc.	(13)	(1,373)
Paychex, Inc.	(33)	(3,720)
Shopify, Inc. (Canada), Class A *	(46)	(1,243)
Western Union Co. (The)	(376)	(5,072)
		(12,991)
Life Sciences Tools & Services — (0.3)%
PerkinElmer, Inc.	(6)	(690)
Waters Corp. *	(15)	(4,223)
		(4,913)
Machinery — (1.3)%
Caterpillar, Inc.	(8)	(1,256)
Donaldson Co., Inc.	(70)	(3,418)
IDEX Corp.	(17)	(3,417)
Illinois Tool Works, Inc.	(21)	(3,863)
PACCAR, Inc.	(25)	(2,141)
Stanley Black & Decker, Inc.	(67)	(5,036)
		(19,131)
Media — (1.3)%
Interpublic Group of Cos., Inc. (The)	(124)	(3,182)
Omnicom Group, Inc.	(169)	(10,685)
Paramount Global, Class B	(312)	(5,930)
		(19,797)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Multi-Utilities — (0.3)%
Consolidated Edison, Inc.	(35)	(2,936)
WEC Energy Group, Inc.	(24)	(2,164)
		(5,100)
Oil, Gas & Consumable Fuels — (0.9)%
Devon Energy Corp.	(31)	(1,861)
Enbridge, Inc. (Canada)	(93)	(3,472)
Hess Corp.	(61)	(6,663)
Marathon Oil Corp.	(72)	(1,620)
		(13,616)
Pharmaceuticals — (0.1)%
Zoetis, Inc.	(10)	(1,439)
Professional Services — (0.3)%
TransUnion	(35)	(2,094)
Verisk Analytics, Inc.	(13)	(2,249)
		(4,343)
Road & Rail — (0.2)%
Canadian Pacific Railway Ltd. (Canada)	(42)	(2,823)
Semiconductors & Semiconductor Equipment — (1.0)%
Intel Corp.	(296)	(7,635)
Microchip Technology, Inc.	(48)	(2,890)
Micron Technology, Inc.	(38)	(1,918)
QUALCOMM, Inc.	(27)	(3,087)
		(15,530)
Software — (0.4)%
Ceridian HCM Holding, Inc. *	(51)	(2,846)
Paycom Software, Inc. *	(9)	(2,959)
		(5,805)
Specialty Retail — (0.1)%
CarMax, Inc. *	(25)	(1,646)
Technology Hardware, Storage & Peripherals — (0.6)%
Hewlett Packard Enterprise Co.	(123)	(1,472)
HP, Inc.	(60)	(1,483)
NetApp, Inc.	(73)	(4,541)
Xerox Holdings Corp.	(65)	(850)
		(8,346)
Textiles, Apparel & Luxury Goods — (0.0)% ^
VF Corp.	(23)	(686)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(85)	(3,925)
Total Common Stocks (Proceeds $(415,196))		(325,801)
Total Short Positions (Proceeds $(415,196))		(325,801)
Total Investments — 100.1% (Cost $826,864)		1,515,764
Liabilities in Excess of Other Assets — (0.1)%		(1,303)
Net Assets — 100.0%		1,514,461

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $437,597.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	147	12/16/2022	USD	26,493	(3,535)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,841,565	$—	$—	$1,841,565
Total Liabilities in Securities Sold Short (a)	$(325,801)	$—	$—	$(325,801)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3,535)	$—	$—	$(3,535)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$6,679	$142,281	$104,797	$3	$7	$44,173	44,155	$193	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.